PRINCIPAL ACCOUNTING POLICIES - Sales and marketing (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales and marketing
Advertising expenses	¥ 6.0	¥ 5.1	¥ 2.8